SEMIANNUAL REPORT

FASCIANO FUND, INC.

(FASCIANO FUND LOGO)

December 31, 1996

FASCIANO FUND, INC.

                                                               February 24, 1997

Dear Shareholder:

  In 1996, stocks revved up again as investors continue to be enthused by moderate economic growth, low inflation and healthy corporate earnings. Fasciano Fund beat the averages with a gain of 26.5%.

  Total returns for periods ended December 31, 1996 are presented below.

                         Six Months   One Year   Three Years**   Five Years**
                         ----------   --------   -------------   ------------
                                                          <F2>            <F2>
Fasciano Fund*<F1>          10.2%        26.5%       19.8%          14.9%
Small Company Fund Average+ 4.5%         20.1%       14.9%          15.0%
                       <F3>
S&P 500 Index               11.7%        23.0%       19.7%          15.2%

  For the period since November 10, 1988 (the date Fasciano Fund shares were initially offered for sale to the public) through December 31, 1996, the average annual total return for Fasciano Fund was 15.9%.

  In contrast to a "no pain, no gain" mentality, Fasciano Fund strives for outstanding performance without taking big risks. Our investment philosophy steers us away from speculative risks. Though we like smaller companies, we key in on the ones that have demonstrated profitable growth and are managed by people who own a lot of their own stock. Also, as we seek investment opportunity, we are careful not to overpay for business opportunity; if the market value of a company fully reflects a rosy future, then the upside for capital "gain" is limited and the risk of capital "pain" is greater.

  Looking ahead, we will remain disciplined in our investment approach. We will focus on long-term growth and good value. Thank you for selecting Fasciano Fund to achieve your long-term financial goals.

                                          Sincerely,

                                          /s/ Michael F. Fasciano

                                          Michael F. Fasciano, CFA
                                          President

*<F1>Of course, past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and upon redemption may be worth more or less than your original cost.
**<F2>Average annual total return
+<F3>Source: Morningstar, Inc.

  190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603 o 800-848-6050

PERFORMANCE AND DISTRIBUTION SUMMARY
(unaudited)

                                            FASCIANO FUND
                  -------------------------------------------------------------------
                                       Distributions
                                   ----------------------                      Annual                    Small           U.S.
  Calendar        Beginning                      Capital        Ending          Total       S&P        Company       Treasury
  Year                  NAV         Income         Gains           NAV         Return       500         Funds*<F4>      Bills
  --------       ----------        -------       -------       -------        -------    ------       --------       --------
  1989               $11.45          $0.24         $0.59        $13.16          22.5%     31.7%          23.6%           8.1%
  1990               $13.16          $0.12         $0.38        $12.50         (1.2)%    (3.1)%         (9.5)%           7.5%
  1991               $12.50          $0.02         $0.36        $16.40          35.1%     30.5%          50.3%           5.4%
  1992               $16.40          $0.00         $0.46        $17.29           7.7%      7.6%          13.7%           3.5%
  1993               $17.29          $0.00         $1.00        $17.68           8.1%     10.1%          17.1%           3.0%
  1994               $17.68          $0.00         $1.14        $17.18           3.7%      1.3%         (0.7)%           4.3%
  1995               $17.18          $0.00         $1.34        $21.18          31.1%     37.5%          31.3%           5.5%
  1996               $21.18          $0.00         $0.59        $26.20          26.5%     23.0%          20.1%           5.0%

*<F4>Source:  Morningstar, Inc.


SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1996 (unaudited)

                                                                       Market
    Shares  Common Stocks                                               Value
    ------  -------------                                            --------

COMMON STOCKS -- 91.8%
            BANK & BANK HOLDING -- 1.3%
    10,000  Corus Bankshares, Inc.                                   $322,500
     5,000  Heritage Financial Services, Inc.                         106,250
                                                                  -----------
                                                                      428,750
                                                                  -----------

            BUSINESS SERVICES -- 18.1%
    10,000  Alternative Resources Corp.*<F5>                          173,750
    67,500  Concord EFS, Inc.*<F5>                                  1,906,875
    10,000  Envoy Corporation *<F5>                                   375,000
    15,000  G & K Services, Inc. - Class A                            566,250
    11,000  Interim Services, Inc.*<F5>                               390,500
    80,000  Keane, Inc.*<F5>                                        2,540,000
    10,000  Lason Holdings, Inc.*<F5>                                 205,000
                                                                  -----------
                                                                    6,157,375
                                                                  -----------

            COMMERCIAL PRODUCTS AND SERVICES -- 8.5%
    20,000  ABC Rail Products Corp.*<F5>                              397,500
    10,000  Arnold Industries, Inc.                                   158,750
    10,000  Communications Systems, Inc.                              150,000
    10,000  IDEX Corp.                                                398,750
    20,000  Juno Lighting, Inc.                                       320,000
    11,800  Lawter International, Inc.                                148,975
    10,000  Modine Manufacturing Co.                                  267,500
    15,000  Thompson PBE, Inc.*<F5>                                    93,750
    10,000  Trimas Corp.                                              238,750
    30,000  Zebra Technologies Corp. - Class A*<F5>                   701,250
                                                                  -----------
                                                                    2,875,225
                                                                  -----------

            COMMUNICATIONS & MEDIA -- 4.0%
     5,000  Central Newspapers, Inc.                                  220,000
    15,000  McClatchy Newspapers - Class A                            525,000
    13,333  Pulitzer Publishing Co.                                   618,318
                                                                  -----------
                                                                    1,363,318
                                                                  -----------

            CONSUMER PRODUCTS AND SERVICES -- 8.1%
    35,000  Central Parking Corp.                                   1,172,500
    20,000  International Dairy Queen, Inc.*<F5>                      400,000
    15,000  LaCrosse Footwear, Inc.                                   161,250
    50,000  Ladd Furniture, Inc.*<F5>                                 731,250
    10,000  Viking Office Products, Inc.*<F5>                         266,875
                                                                  -----------
                                                                    2,731,875
                                                                  -----------

            DISTRIBUTOR -- 3.4%
    22,000  Miami Computer Supply Corp.*<F5>                          203,500
    75,000  TBC Corp.                                                 562,500
    10,000  TESSCO Technologies, Inc.*<F5>                            367,500
                                                                  -----------
                                                                    1,133,500
                                                                  -----------

            ELECTRONICS -- 3.4%
    33,000  Methode Electronics, Inc. - Class A                       668,250
    42,500  Richey Electronics, Inc.*<F5>                             494,062
                                                                  -----------
                                                                    1,162,312
                                                                  -----------
            ENTERTAINMENT & LEISURE -- 9.8%
     4,100  Carmike Cinemas, Inc. - Class A*<F5>                      104,038
    75,000  International Speedway Corp. - Class B                  1,462,500
    50,625  Regal Cinemas, Inc.*<F5>                                1,556,719
    10,000  Speedway Motorsports, Inc.*<F5>                           210,000
                                                                  -----------
                                                                    3,333,257
                                                                  -----------

            HEALTH CARE PRODUCTS & SERVICES -- 15.2%
    30,000  Cardinal Health, Inc.                                   1,747,500
    20,000  Dentsply International, Inc.                              950,000
    20,000  Landauer, Inc.                                            490,000
    20,000  Serologicals Corp.*<F5>                                   707,500
    45,000  Vivra, Inc.*<F5>                                        1,243,125
                                                                  -----------
                                                                    5,138,125
                                                                  -----------

            SAVINGS & LOAN -- 9.6%
     6,250  Advantage Bancorp., Inc.                                  201,562
    12,500  First Financial Corporation - Wisc.                       306,250
    20,000  GreenPoint Financial Corp.                                947,500
    75,000  ITLA Capital Corporation*<F5>                           1,125,000
    20,000  Liberty Bancorp, Inc.                                     520,000
     7,500  Southwest Bancshares, Inc.                                136,875
                                                                  -----------
                                                                    3,237,187
                                                                  -----------

            SPECIALTY FINANCE -- 10.4%
    30,000  Cole Taylor Financial Group, Inc.                         795,000
    15,000  First Merchant Acceptance *<F5>                           286,875
    30,000  Mego Mortgage Corp. *<F5>                                 371,250
    75,000  Mercury Finance Company *<F5>                             918,750
    30,000  Ocwen Financial Corporation *<F5>                         802,500
     5,000  Resource America, Inc. - Class A                           92,500
    10,000  United Companies Financial Corp.                          266,250
                                                                  -----------
                                                                    3,533,125
                                                                  -----------

            MISCELLANEOUS -- 0.0%
     6,666  FRM Nexus, Inc.*<F5>                                        6,666
    20,000  Programming & Systems Inc.*<F5>                             5,000
                                                                  -----------
                                                                       11,666
                                                                  -----------
            TOTAL COMMON STOCKS (cost: $18,282,529)                31,105,715
                                                                  -----------

SHORT-TERM INVESTMENTS -- 8.2%
            VARIABLE RATE DEMAND NOTES 8.2%
   468,286  American Family Financial Services, Inc., 5.51%           468,286
 1,607,612  Johnson Controls, 5.53%                                 1,607,612
   656,515  Sara Lee Corporation, 5.49%                               656,515
    31,835  Wisconsin Electric Power Co., 5.55%                        31,835
                                                                  -----------
            TOTAL SHORT-TERM INVESTMENTS (cost: $2,764,248)         2,764,248
                                                                  -----------
            TOTAL INVESTMENTS - 100.0% (cost: $21,046,777)         33,869,963
            LIABILITIES, LESS OTHER ASSETS - 0.0%                     (8,279)
                                                                  -----------
            TOTAL NET ASSETS - 100.0%                             $33,861,684
                                                                  ===========

*<F5>non-income producing

The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (unaudited)

ASSETS
Common stocks, at market value (cost: $18,282,529)              $31,105,715
Variable demand notes, at market value (cost: $2,764,248)         2,764,248
Receivables
  Dividends                                                          18,038
  Interest                                                           11,891
Prepaid expenses                                                     12,182
Other assets                                                          4,646
                                                                -----------
  Total assets                                                  $33,916,720
                                                                ===========

LIABILITIES AND NET ASSETS
Payables and accrued expenses
  Accrued expenses                                                  $27,265
  Due to adviser                                                     27,771
                                                                -----------
  Total liabilities                                                  55,036
                                                                -----------
Net assets
  Common stock, $.01 par value; 10,000,000 shares authorized,
    1,292,490 shares issued and outstanding, and
    paid-in capital                                              21,179,545
  Accumulated net investment loss                                 (329,433)
  Accumulated undistributed net realized gain                       188,386
  Net unrealized appreciation on investments                     12,823,186
                                                                -----------
  Total net assets                                               33,861,684
                                                                -----------
  Total liabilities and net assets                              $33,916,720
                                                                ===========

Net asset value per share                                            $26.20
                                                                     ======

The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS
For the six months ended December 31, 1996 (unaudited)

INCOME
  Interest                                                          $55,098
  Dividends                                                          92,235
                                                                 ----------
                                                                    147,333
                                                                 ----------
EXPENSES
  Management fee                                                    152,822
  Registration fees                                                  13,526
  Transfer and disbursing agent fees                                 13,140
  Legal fees                                                         12,835
  Printing expense                                                   11,475
  Accounting fee                                                     11,196
  Audit and tax consulting fees                                       5,000
  Custodian fees                                                      3,190
  Other operating expenses                                            2,318
                                                                 ----------
  Total expenses                                                    225,502
                                                                 ----------
  Net investment loss                                              (78,169)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                   47,463
  Net change in unrealized appreciation                           3,059,408
                                                                 ----------
  Net gain on investments                                         3,106,871
                                                                 ----------
  Net increase in net assets resulting from operations           $3,028,702
                                                                 ==========

The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended December 31, 1996 (unaudited) and the year ended June 30, 1996

                                                     December 31,    June 30,
                                                             1996        1996
                                                     ------------   ---------
OPERATIONS:
 Net investment loss                                    $(78,169)   $(79,306)
 Net realized gain on investments                          47,463   2,013,802
 Net change in unrealized appreciation                  3,059,408   4,232,542
                                                      -----------  ----------
 Net increase in net assets resulting
   from operations                                      3,028,702   6,167,038
                                                      -----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income                       0           0
 Distributions from net capital gains                   (742,584) (1,454,764)
                                                      -----------  ----------
 Total distributions                                    (742,584) (1,454,764)
                                                      -----------  ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued (102,281 and 153,853 shares,
   respectively)                                        2,608,214   3,463,138
 Increase in shares issued in reinvested
   distributions (27,861 and 66,035 shares, respectively) 716,873 1,391,353 Cost of shares redeemed (28,802 and 63,325 shares,
   respectively)                                        (730,063) (1,453,876)
                                                      -----------  ----------
 Net increase in assets derived from capital share
   transactions                                         2,595,024   3,400,615
                                                      -----------  ----------
 Net increase in net assets                             4,881,142   8,112,889
                                                      -----------  ----------
NET ASSETS AT BEGINNING OF PERIOD                      28,980,542  20,867,653
                                                      -----------  ----------
NET ASSETS AT END OF PERIOD (including accumulated
  undistributed net investment loss of ($329,433) and
  ($251,264), respectively)                           $33,861,684 $28,980,542
                                                      =========== ===========

The accompanying notes to financial statements are an integral part of this statement.

FINANCIAL HIGHLIGHTS

  Condensed financial information per share of capital stock outstanding throughout the period is presented below:

                                                 (unaudited)
                                                  Six Months
                                                       Ended
                                                 December 31,           Year ended June 30,
                                                                 ----------------------------------------------------------
                                                        1996        1996         1995        1994         1993        1992
                                                 -----------     -------      -------    --------     --------    --------
Net asset value at beginning of year                  $24.33      $20.17       $17.34      $17.74       $16.30      $15.67
Income from investment operations:
  Net investment income (loss)                        (0.04)      (0.05)       (0.24)      (0.05)       (0.05)        0.03
  Net realized and unrealized gain on
     securities                                         2.50        5.55         4.21        0.65         1.95        0.99
                                                    --------    --------     --------    --------     --------    --------

  Total from investment operations                      2.46        5.50         3.97        0.60         1.90        1.02

Less distribution:
  Dividends from net investment income                  0.00        0.00         0.00        0.00         0.00      (0.02)
  Distributions from realized gains on
     securities                                       (0.59)      (1.34)       (1.14)      (1.00)       (0.46)      (0.36)
  Provision for federal income tax on
     realized gains                                     0.00        0.00         0.00        0.00         0.00      (0.01)
                                                    --------    --------     --------    --------     --------    --------
  Total distributions and taxes                       (0.59)      (1.34)       (1.14)      (1.00)       (0.46)      (0.39)
                                                    --------    --------     --------    --------     --------    --------
Net asset value at end of period                      $26.20      $24.33       $20.17      $17.34       $17.74      $16.30
                                                    ========    ========     ========    ========     ========    ========

Total return                                        10.2%(1)<F6>   28.3%        24.1%        3.3%        11.8%        6.5%
Ratios/Supplemental Data:
  Net assets at end of period (in thousands)         $33,862     $28,981      $20,868     $16,582      $15,458     $10,564
  Expenses, excluding provision for
    taxes, to average net assets                     1.5%(2)<F7>    1.5%         1.7%        1.7%         1.7%        1.7%
  Net investment income (loss) before
    taxes to average net assets                    (0.5)%(2)<F7>  (0.3)%       (0.6)%      (0.3)%       (0.3)%        0.2%
  Portfolio turnover rate                               9.8%       45.6%        37.9%       99.0%        43.2%       29.0%
  Average commission rate per share                  $0.0800          --           --          --           --          --

  (1)<F6>Not annualized
  (2)<F7>Annualized

The accompanying notes to financial statements are an integral part of this statement.


NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (unaudited)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

  Fasciano Fund, Inc. ("Fund"), a Maryland corporation, commenced operations on August 1, 1987 as a private investment company. On June 30, 1988, the Fund registered with the Securities and Exchange Commission as a diversified open-end management investment company under the Investment Company Act of 1940 and began offering its shares to the public on November 10, 1988. The primary objective of the Fund is long-term capital growth.

  The fiscal year end of the Fund is June 30. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

  (a) Investment and shareholder transactions are recorded no later than the first business day after trade date.

  (b) Each security traded on a national securities exchange or traded over the counter and quoted on the Nasdaq National Market will be valued at the last sale price on the day of valuation. Securities for which there was no sale on the day of valuation will be valued at the current bid prices. Each money market instrument having a maturity of 60 days or less from the valuation date is valued on an amortized cost basis, which approximates market value. Other assets and securities will be valued at a fair value, as determined in good faith by the Board of Directors.

  (c) Dividends are recognized as income on the ex-dividend date. Interest income and operation expenses are recorded on the accrual basis.

  (d) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  RELATED PARTIES:

  Michael F. Fasciano is an officer and director of the Fund and also an officer, director and sole shareholder of the investment adviser, Fasciano Company, Inc. Mr. Fasciano held 13,438 shares or 1.0% of the outstanding common stock of the Fund at December 31, 1996.

  The non-affiliated director receives a fee of $2,000 annually.

  The management fee was paid to Fasciano Company, Inc. for its services as investment adviser. This fee is paid monthly at the rate of 1/12 of 1% (an annual rate of 1.0%) of the average daily net asset value of the Fund.

  Total annual operating expenses of the Fund shall not exceed 2% of average net assets, and the adviser has agreed to pay any excess operating expenses or to reimburse the Fund for any sums expended for such expenses in excess of that amount. For this purpose, brokers' commissions and other charges relative to the purchase and sale of portfolio securities, interest charges, taxes and litigation and other extraordinary expense shall not be regarded as operating expenses.

(3)  INVESTMENTS:

  During the six months ended December 31, 1996, purchases of securities other than short-term investments were $2,815,579. Sales of such securities for that period were $2,966,923.

  Cost of investments is the same for financial reporting purposes as for Federal income tax purposes. At December 31, 1996, on a tax basis, gross unrealized appreciation of investments was $13,499,776 and unrealized depreciation of investments was $676,590.

  On June 18, 1992, the Securities and Exchange Commission suspended trading in the common stock of Programming and Systems, Inc. because it had received information questioning the accuracy of the Programming and Systems, Inc. financial statements. To date, this matter has not been resolved. The shares held by the Fund are valued at a fair value, as determined by the Board of Directors.

(4)  INCOME TAXES:

  No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

(5)  DISTRIBUTIONS TO SHAREHOLDERS:

  On December 27, 1996, the Fund distributed short-term and long-term capital gains of approximately $0.33 and $0.26 per share, respectively.

   INVESTMENT ADVISER
     Fasciano Company, Inc.

   ADDRESS OF FUND & ADVISER
     190 South LaSalle Street
     Suite 2800
     Chicago, Illinois 60603
     (312) 444-6050
     (800) 848-6050

   TRANSFER AGENT, DIVIDEND DISBURSING
   AGENT, ADMINISTRATOR AND CUSTODIAN
     Firstar Trust Company
     P.O. Box 701
     Milwaukee, Wisconsin 53201
     (414) 765-4124
     (800) 338-1579

   INDEPENDENT PUBLIC ACCOUNTANTS
     Arthur Andersen LLP
     Chicago, Illinois

   LEGAL COUNSEL
     Bell, Boyd & Lloyd
     Chicago, Illinois

                  This report is submitted for the information
                     of shareholders of the Fund. It is not
                   authorized for distribution to prospective
                    investors unless preceded or accompanied
                          by an effective prospectus.

MEMBER OF 100% NO-LOAD TM
MUTUAL FUND
COUNCIL

Printed on Recycled Paper